MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3:-	MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2014				2015
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	Value

Foreign banks and government debentures	$19,923	$(34)	$100	$19,989	$5,895	$(15)	$16	$5,896
Corporate debentures	9,393	-	66	9,459	4,393	(1)	17	4,409
Corporate shares	-	-	-	-	3,762	-	1,936	5,698

Total available-for-sale marketable securities	$29,316	$(34)	$166	$29,448	$14,050	$(16)	$1,969	$16,003

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2014				2015
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	Value

Foreign banks and government debentures	$28,240	$(90)	$394	$28,544	$38,383	$(117)	$149	$38,415
Corporate debentures	19,626	(81)	110	19,655	32,008	(143)	43	31,908

Total available-for-sale marketable securities	$47,866	$(171)	$504	$48,199	$70,391	$(260)	$192	$70,323

Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2014				2015
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	Losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	$34,248	$(188)	$69	$34,129	$6,356	$(71)	$-	$6,285
Corporate debentures	32,326	(206)	71	32,191	11,342	(136)	-	11,206

Total available-for-sale marketable securities	$66,574	$(394)	$140	$66,320	$17,698	$(207)	$-	$17,491

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2015 were as follows:

	December 31, 2015
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	unrealized losses	Fair value	unrealized losses

Foreign banks and government debentures	$16,041	$(64)	$15,660	$(139)	$31,701	$(203)
Corporate debentures	9,697	(93)	24,347	(188)	34,044	(281)

Total available-for-sale marketable securities	$25,738	$(157)	$40,007	$(327)	$65,745	$(484)

As of December 31, 2015 the Company had 31 investments with continuous unrealized loss for more than 12 months.

As of December 31, 2014 and 2015, interest receivable amounted to $ 1,431 and $ 852, respectively, and is included within available for sale marketable securities in the balance sheets.